Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Consolidated Subsidiaries,VIE and Subsidiaries of VIE

The following sets forth the Company’s consolidated subsidiaries, VIE and subsidiaries of VIE are as follows:

Subsidiaries	Place and year of incorporation	Percentage of direct or indirect economic ownership	Principal activities
Cheche Technology Inc. (“CCT”)	Cayman Islands, 2018	100%	Investment holding
Cheche Technology (HK) Limited (“Cheche HK”)	Hong Kong, China, 2018	100%	Investment holding
Cheche Technology (Ningbo) Co., Ltd. (“Cheche Ningbo” or “wholly foreign-owned enterprise” or “WFOE” or “primary beneficiary of the VIE”)	Ningbo, China, 2018	100%	Technical support and consulting services
Baodafang Technology Co., Ltd. (“Baodafang”)	Beijing, China, 2020	100%	Technology service and SaaS services

VIE	Place and year of incorporation	Percentage of direct or indirect economic interest	Principal activities
Beijing Che Yu Che Technology Co., Ltd. (“Beijing Cheche”)	Beijing, China, 2014	100%*	Technology service

Subsidiaries of VIE	Place and year of incorporation/ acquisition	Percentage of direct or indirect economic interest	Principal activities
Cheche Insurance Sales & Service Co., Ltd. (“Cheche Insurance”)	Guangzhou, China, 2017	100%*	Insurance brokerage
Huicai Insurance Brokerage Co., Ltd.	Beijing, China, 2016	100%*	Dormant
Cheche Zhixing (Ningbo) Auto Service Co., Ltd.	Ningbo, China, 2019	100%*	Dormant

*	The WFOE has 100% beneficial interests in the consolidated VIE (including its subsidiaries).

Schedule of Consolidated Financial Statements

The following consolidated financial information of the VIE after the elimination of inter-company transactions between the VIE and its subsidiaries as of December 31, 2023 and 2024 and for the years ended December 31, 2022, 2023 and 2024 was included in the accompanying consolidated financial statements of the Group as follows:

	As of December 31,
	2023	2024
	RMB	RMB
ASSETS
Current assets:
Cash and cash equivalents	86,330	31,958
Short-term investments	226	3,000
Accounts receivable, net	445,941	781,857
Prepayments and other current assets	41,695	31,575
Amounts due from intra-Group companies	4,575	3,016
Total current assets	578,767	851,406
Non-current assets:
Restricted cash	5,000	5,000
Property, equipment and leasehold improvement, net	1,221	1,239
Intangible assets, net	8,050	5,950
Right-of-use assets	7,067	5,653
Goodwill	84,609	84,609
Other non-current assets	-	225
Total non-current assets	105,947	102,676
TOTAL ASSETS	684,714	954,082
LIABILITIES
Current liabilities:
Accounts payable	283,547	551,214
Short-term borrowings	10,000	10,000
Contract liabilities	626	125
Salary and welfare benefits payable	57,878	60,838
Tax payable	624	7,077
Amounts due to related party	55,251	-
Accrued expenses and other current liabilities	11,504	17,166
Short-term lease liabilities	2,304	3,037
Amounts due to intra-Group companies	158,648	149,056
Total current liabilities	580,382	798,513
Non-current liabilities:
Deferred tax liabilities	2,013	1,488
Long-term lease liabilities	4,550	2,137
Amounts due to related party	-	45,811
Deferred revenue	1,432	1,432
Amounts due to intra-Group companies	244,471	230,705
Total non-current liabilities	252,466	281,573
TOTAL LIABILITIES (without recourse to the primary beneficiary)	832,848	1,080,086

Schedule of Operation

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Net revenues
- earned from external parties	2,533,902	3,083,306	2,924,578
- earned from intra-Group companies	27,909	6,682	9,433
Total revenues	2,561,811	3,089,988	2,934,011
Cost of revenues and operating expenses
- arising from external parties transactions	(2,579,575)	(3,186,349)	(2,958,256)
- arising from intra-Group transactions	-	(1,651)	(1,458)
Total cost of revenues and operating expenses	(2,579,575)	(3,188,000)	(2,959,714)
Net loss	(23,589)	(100,142)	(29,819)

Schedule of Cash Flow
	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Cash flows from operating activities:
Net cash generated from transactions with intra-Group companies	17,200	35,000	8,455
Net cash (provided by)/generated from transactions with external parties	(86,816)	108,170	34,824
Net cash (used in)/generated from operating activities	(69,616)	143,170	43,279
Net cash used in transactions with external parties	(1,025)	(686)	(4,830)
Net cash used in investing activities	(1,025)	(686)	(4,830)
Net cash generated from/(used in) transactions with intra-Group companies	34,823	(63,485)	(87,821)
Net cash used in transactions with third-parties	(10,000)	(7,563)	(5,000)
Net cash generated from/(used in) financing activities	24,823	(71,048)	(92,821)
Effect of foreign exchange rate changes on cash, cash equivalents and restricted cash	1,074	-	-
Net (decrease)/increase in cash and cash equivalents	(44,744)	71,436	(54,372)